Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Furniture, fixtures, and office equipment	603,082	858,303	110,496
Leasehold improvement	2,169,258	5,999,129	772,318
Total	2,772,340	6,857,432	882,814
Less: accumulated depreciation	(1,474,658)	(2,111,354)	(271,812)
Property and equipment, net	1,297,682	4,746,078	611,002

Depreciation expenses recognized for the years ended December 31, 2023 and 2024 were HKD33,091 and HKD685,245 (approximately US$88,217), respectively.